Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares Issuable Under Options, Beginning balance	4,435,056	3,799,965
Shares Issuable Under Options, Granted	1,099,000
Shares Issuable Under Options, Exercised	(153,754)	(165,684)	(308,011)
Shares Issuable Under Options, Cancelled	(605,000)
Shares Issuable Under Options, Ending balance	4,774,691	4,435,056	3,799,965
Shares Issuable Under Options, Options vested and expected to vest at December 31, 2019	4,775,000
Shares Issuable Under Options, Options exercisable at December 31, 2019	2,973,000	2,368,955	1,688,652
Weighted Average Exercise Price Per Share, Beginning balance	$ 19.21	$ 17.75
Weighted Average Exercise Price Per Share, Granted	13.53
Weighted Average Exercise Price Per Share, Exercised	12.09
Weighted Average Exercise Price Per Share, Cancelled	20.31
Weighted Average Exercise Price Per Share, Ending balance	17.99	$ 19.21	$ 17.75
Weighted Average Exercise Price Per Share, Options vested and expected to vest at December 31, 2019	17.99
Weighted Average Exercise Price Per Share, Options vested and expected to vest at December 31, 2019	$ 18.34